Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Summary of Other non-current liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2023	2024
Debt from third party investors (i)	1,276,145	1,316,206
Warranty provisions (ii)	789,005	809,437
Deposits from a third party (iii)	148,991	118,310
Government grants	122,513	201,823

Total	2,336,654	2,445,776

(i) The debt from third party investors consisted of the following three financing arran geme
nts:

Summary of movements of accrued warranty
(ii) Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2022	2023	2024
Accrued warranty - beginning of the year	371,140	641,062	1,008,993
Warranty costs incurred	(61,551)	(228,674)	(208,691)
Provision for warranty	331,473	596,605	597,465
Adjustments to pre-existing warranty liabilities	—	—	(199,040)

Accrued warranty - end of the year	641,062	1,008,993	1,198,727
Less: Current portion of warranty	(216,260)	(219,988)	(389,290)

Non-current portion of warranty	424,802	789,005	809,437